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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended MARCH 31, 2004

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


Check here if Amendment [_]; Amendment Number: ___

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Berkowitz Capital & Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     909 Third Avenue, 14th Floor, New York, New York  10022
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 940-0700
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 28TH day of APRIL, 2004.


     Berkowitz Capital & Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 58
Form 13F-HR Information Table Value Total: $1,589,875

ACCOUNT HOLDINGS
CRAMER,  BERKOWITZ PARTNERS L.P.
CRAMER, BERKOWITZ PARTNERS L.P./106-01476
31-Mar-04

                       SECURITY                                                                    MARKET  VOTING
DATE          QUANTITY  SYMBOL         CUSIP         SECURITY                                       VALUE AUTHORITY
----          --------  ------         -----         --------                                       ----- ---------
LONG COMMON STOCK
------------------
3/30/04        26600    ADTN.O         00738A106     ADTRAN INC                                   1051050 Sole
3/30/04        45600    AAP.N          00751Y106     ADVANCED AUTO PARTS INC.                     2440200 Sole
3/16/04        11400    AFCI.O         00754A105     ADVANCED FIBRE COMMUNICATION                  330450 Sole
3/12/04        57100    AMD.N          007903107     ADVANCED MICRO DEVICES INC                   1217250 Sole
3/29/04        26600    ADI.N          032654105     ANALOG DEVICES INC                           1680350 Sole
2/9/04        152800    AMCC.O         03822W109     APPLIED MICRO CIRCUITS CORPORATION           1150000 Sole
1/9/04         34400    AUDC.O         M15342104     AUDIOCODES LTD ORD                            522000 Sole
3/11/04        19000    GR.N           382388106     B F GOODRICH CO                               701750 Sole
3/30/04        87400    BRCM.O         111320107     BROADCOM CORP - CL A                         4504550 Sole
3/15/04        30400    CAT.N          149123101     CATERPILLAR INC                              3162800 Sole
3/1/04         49400    CHKP.O         M22465104     CHECK POINT SOFTWARE TECHNOLOGIES LTD        1480050 Sole
2/12/04        41800    CDL.N          17285T106     CITADEL BROADCASTING CORP                     959750 Sole
3/12/04        76000    KO.N           191216100     COCA COLA CO                                 5030000 Sole
3/29/04        15200    CMI.N          231021106     CUMMINS INC                                  1169000 Sole
3/4/04         57000    DTV.N          25459L106     DIRECTV GROUP INC                            1153500 Sole
3/26/04        26600    DRL.N          25811P100     DORAL FINANCIAL CORP                         1232000 Sole
3/29/04        30400    ETN.N          278058102     EATON CORP                                   2247600 Sole
3/9/04         19000    FL.N           344849104     FOOT LOCKER INC                               645000 Sole
3/31/04        38000    GE.N           369604103     GENERAL ELECTRIC CO                          1526000 Sole
3/10/04        45700    IR.N           G4776G101     INGERSOLL RAND CO                            4059000 Sole
3/25/04        38000    ICST.O         45811K208     INTEGRATED CIRCUIT SYSTEMS INC               1251500 Sole
2/26/04       266100    IIP.A          45885A102     INTERNAP NETWORK SERVICES CORP                602000 Sole
1/20/04        38600    IPAS.O         46261V108     IPASS INC                                     546500 Sole
2/13/04        49400    JBHT.O         445658107     JB HUNT TRANSPORT SERVICES INC               1831050 Sole
2/26/04        45600    JOYG.O         481165108     JOY GLOBAL INC                               1684200 Sole
3/22/04        19000    JNPR.O         48203R104     JUNIPER NETWORKS,INC.                         650250 Sole
2/17/04        53300    LGF.A          535919203     LIONS GATE ENTERTAINMENT                      437500 Sole
3/31/04         6900    MANU.O         565011103     MANUGISTICS GROUP INC                          62335 Sole
2/27/04        57200    MAS.N          574599106     MASCO CORP                                   2283000 Sole
3/18/04        26600    MNST.O         611742107     MONSTER WORLDWIDE INC                         917000 Sole
3/18/04        38000    NET.N          640938106     NETWORKS ASSOCIATES INC                       900000 Sole
1/21/04       133500    NSC.N          655844108     NORFOLK SOUTHERN CORP                        3865750 Sole
3/8/04         11400    NVTL.O         66987M604     NOVATEL WIRELESS INC.                         322500 Sole
2/11/04        45700    PH.N           701094104     PARKER HANNIFIN CORP                         3390000 Sole
3/3/04         11400    RDWR.O         M81873107     RADWARE LTD                                   398400 Sole
3/5/04        133000    SCUR.O         813705100     SECURE COMPUTING CORP                        2861250 Sole
3/10/04        79800    SWKS.O         83088M102     SKYWORKS SOLUTIONS INC                       1224300 Sole
1/29/04       171900    SNWL.O         835470105     SONICWALL  INC                               2007000 Sole
2/23/04        15200    SYMC.O         871503108     SYMANTEC CORP                                 926000 Sole
8/10/00       381900    TSCM.O         88368Q103     THE STREET.COM INC                           1737645 Sole
3/17/04        57000    TWX.N          887317105     TIME WARNER INC                              1264500 Sole
1/9/04        154900    UNTD.O         911268100     UNITED ONLINE INC.                           3332000 Sole
3/24/04        38000    VRSN.O         92343E102     VERISIGN INC                                  829500 Sole
3/26/04       159700    WGRD.O         941105108     WATCHGUARD TECHNOLOGIES INC                  1642200 Sole
3/3/04         30400    WBSN.O         947684106     WEBSENSE INC                                 1184400 Sole
2/25/04        41800    WEN.N          950590109     WENDYS INTERNATIONAL INC                     2237950 Sole
2/17/04       228000    WON.N          961815107     WESTWOOD ONE,INC.                            8835000 Sole

                                                                                                 83486030

LONG PUTS
---------
3/25/04          381    COST375P.U     PRQPU         PUT  COSTCO WHOLE APR37.50                   56002.5 Sole
3/19/04          268    SPT1100P.U     SPTPT         PUT .SPX APR 1100                              47970 Sole

                                                                                                 103972.5

LONG CALLS
----------
3/11/04         2967    WON300D.U      WONDF         CALL 4294967295 APR 30                        243750 Sole
3/12/04         1637    AFCI225D.U     AQFDX         CALL ADVNCD FIBRE APR22.50                    145125 Sole
3/11/04          647    AAPL275D.U     AAQDA         CALL APPLE COMPUT APR27.50                     65875 Sole
3/12/04          381    CAT750D.U      CATDO         CALL CATERPILLAR  APR 075                     227500 Sole
3/11/04          380    CSCO225D.U     CYQDX         CALL CISCO SYSTEMS APRIL 22.5                  65000 Sole
3/23/04          761    CCU400D.U      CCUDH         CALL CLEAR CHANNEL APRIL 40                   257500 Sole
3/12/04          494    JNPR250D.U     JUXDE         CALL JUNIPER NTWK APR 025                     108875 Sole
3/19/04         1521    MOT170D.U      MOTDR         CALL MOTOROLA INC APR 017                     165000 Sole
3/16/04         1141    VMB375D.U      VMBDU         CALL VIAb APR 37.5                            311250 Sole

                                                                                                  1589875